BUSINESS ACQUISITION (Details - Pro Forma results) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 5,048,065	$ 4,651,352	$ 16,020,327	$ 12,329,074
Net loss	$ (398,432)	$ (113,899)	$ (48,488)	$ (1,140,418)
Net income (loss) per share Basic	$ (0.07)	$ (0.02)	$ (0.01)	$ (0.20)
Net income (loss) per share Fully diluted	$ (0.07)	$ (0.02)	$ (0.01)	$ (0.20)